Loans and advances to banks - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Loans And Advances To Banks [Line Items]
Short-term deposits with central banks	€ 2,519	€ 3,185
Loans to banks	25,381	35,140
Receivables related to finance lease contracts [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans to banks	€ 6	€ 24